Segmented Reporting - Assets and Liabilities by Geographic Location (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Current assets	$ 567,608	$ 714,024
Non-current assets	1,754,727	3,017,550
Total Assets	2,322,335	3,731,574
Current liabilities	4,091,004	423,059
Non-current liabilities	141,844	3,686,088
Total Liabilities	4,232,848	4,109,147
Barbados
Disclosure of geographical areas [line items]
Current assets	86,342	118,957
Non-current assets	433,083	694,811
Total Assets	519,425	813,768
Current liabilities	38,800	44,523
Non-current liabilities	7,569	10,199
Total Liabilities	46,369	54,722
Canada
Disclosure of geographical areas [line items]
Current assets	108,021	317,473
Non-current assets	433	689
Total Assets	108,454	318,162
Current liabilities	3,810,787	129,139
Non-current liabilities	0	3,468,599
Total Liabilities	3,810,787	3,597,738
United States
Disclosure of geographical areas [line items]
Current assets	10,323	13,269
Non-current assets	13,782	721
Total Assets	24,105	13,990
Current liabilities	2,526	2,293
Non-current liabilities	0	0
Total Liabilities	2,526	2,293
United Kingdom & Jersey
Disclosure of geographical areas [line items]
Current assets	213,441	106,710
Non-current assets	1,153,633	1,816,920
Total Assets	1,367,074	1,923,630
Current liabilities	201,629	207,619
Non-current liabilities	112,207	155,511
Total Liabilities	313,836	363,130
Ireland
Disclosure of geographical areas [line items]
Current assets	105,320	93,274
Non-current assets	69,890	641
Total Assets	175,210	93,915
Current liabilities	33,206	31,651
Non-current liabilities	0	0
Total Liabilities	33,206	31,651
All other countries
Disclosure of geographical areas [line items]
Current assets	44,161	64,341
Non-current assets	83,906	503,768
Total Assets	128,067	568,109
Current liabilities	4,056	7,834
Non-current liabilities	22,068	51,779
Total Liabilities	$ 26,124	$ 59,613